LAND USE RIGHTS, NET (Details) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LAND USE RIGHTS, NET.
Cost	¥ 1,036,178
Accumulated amortization	(17,270)
Land use rights, net	1,018,908	$ 159,889
Amortization of land use rights	¥ 17,270